OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	88.00%	14.00%	12.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	12.00%	86.00%	88.00%